Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Income Taxes [Line Items]
Income before income taxes and discontinued operations:	¥ 172,518	[1]	¥ 129,756	[1]	¥ 89,632	[1]
Current provision for income taxes	21,001		29,113		44,297
Deferred provision for income taxes	32,655		16,362		(19,624)
Provision for income taxes	53,656		45,475		24,673
Japan
Income Taxes [Line Items]
Income before income taxes and discontinued operations:	109,166		73,564		35,027
Current provision for income taxes	7,326		12,688		25,950
Deferred provision for income taxes	27,400		18,216		(16,004)
Overseas
Income Taxes [Line Items]
Income before income taxes and discontinued operations:	63,352		56,192		54,605
Current provision for income taxes	13,675		16,425		18,347
Deferred provision for income taxes	¥ 5,255		¥ (1,854)		¥ (3,620)

[1]	Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.